BANK ACQUISITION (Schedule of Purchased Loans and Debt Securities Acquired with Deteriorated Credit Quality ) (Details) (Town Square Financial [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Mar. 18, 2014
Business Acquisition [Line Items]
Fair value of loans		$ 118,100
Credit-impaired Purchased Loans [Member]
Business Acquisition [Line Items]
Contractually-required principal and interest payments	9,145	10,079
Non-Accretable difference	(3,763)	(3,763)
Accretable yield	(733)	(910)
Fair value of loans	$ 4,649	$ 5,406